EQUITY ACCOUNTED INVESTMENTS - Change in Equity Accounted Investments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Interests In Other Entities [Abstract]
Beginning balance	$ 222	$ 251
Dispositions	0	(17)
Share of net income	8	4
Distributions received	(18)	(23)
Foreign currency translation	(14)	7
Ending balance	$ 198	$ 222